                       DIRECTOR OUTLOOK (SERIES I AND IR)
                              SEPARATE ACCOUNT TWO
                         HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-39612


        SUPPLEMENT DATED JULY 2, 2004 TO THE PROSPECTUS DATED MAY 3, 2004

                SUPPLEMENT DATED JULY 2, 2004 TO YOUR PROSPECTUS

The following Sub-Accounts are closed until August 2, 2004:

-    BB&T SPECIAL OPPORTUNITIES EQUITY FUND SUB-ACCOUNT

-    BB&T TOTAL RETURN BOND FUND SUB-ACCOUNT

-    HUNTINGTON VA INTERNATIONAL EQUITY FUND SUB-ACCOUNT

-    HUNTINGTON VA MACRO 100 FUND SUB-ACCOUNT

-    HUNTINGTON VA SITUS SMALL CAP FUND SUB-ACCOUNT

-    HUNTINGTON VA MORTGAGE SECURITIES FUND SUB-ACCOUNT





















THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV- 4328